Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Underwriting revenues
Gross written premiums	$ 349,291,905	$ 301,618,486	$ 275,102,191
Reinsurers' share of insurance premiums	(97,139,370)	(98,188,088)	(114,334,750)
Net written premiums	252,152,535	203,430,398	160,767,441
Net change in unearned premiums	(36,609,639)	(20,120,779)	(14,034,657)
Net premiums earned	215,542,896	183,309,619	146,732,784
Underwriting deductions
Net policy acquisition expenses	(45,435,438)	(41,963,522)	(36,231,710)
Net claims and claim adjustment expenses	(118,063,488)	(85,287,501)	(86,930,537)
Net underwriting results	52,043,970	56,058,596	23,570,537
General and administrative expenses	(39,265,945)	(35,351,679)	(30,902,604)
Net investment income	13,374,076	10,310,296	12,564,842
Share of loss from associates	(376,104)	(885,673)	992,218
Impairment loss on insurance receivables	(628,887)	(472,124)	(1,214,456)
Other revenues	1,428,265	902,750	856,540
Other expenses	(2,194,666)	(1,586,281)	(1,466,042)
Listing related expenses	(4,831,976)
Gain/Loss on foreign exchange	5,704,249	(3,371,941)	2,615,883
Profit (loss) before tax	25,252,982	25,603,944	7,016,918
Income tax	(1,687,583)	(62,241)	14,422
Profit for the year	23,565,399	25,541,703	7,031,340
Specialty Long Tail [Member]
Underwriting revenues
Gross written premiums	142,515,347	91,959,644	59,405,845
Reinsurers' share of insurance premiums	(22,541,384)	47,803	(9,930,020)
Net written premiums	119,973,963	92,007,447	49,475,825
Net change in unearned premiums	(23,523,415)	(22,096,205)	(11,126,468)
Net premiums earned	96,450,548	69,911,242	38,349,357
Underwriting deductions
Net policy acquisition expenses	(21,280,118)	(16,150,853)	(10,692,254)
Net claims and claim adjustment expenses	(58,799,478)	(37,305,026)	(14,344,990)
Net underwriting results	16,370,952	16,455,363	13,312,113
General and administrative expenses
Net investment income
Share of loss from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Listing related expenses
Gain/Loss on foreign exchange
Profit (loss) before tax	16,370,952	16,455,363	13,312,113
Income tax
Profit for the year	16,370,952	16,455,363	13,312,113
Specialty Short tail [Member]
Underwriting revenues
Gross written premiums	188,790,616	191,839,289	198,043,886
Reinsurers' share of insurance premiums	(74,597,986)	(98,235,891)	(104,404,730)
Net written premiums	114,192,630	93,603,398	93,639,156
Net change in unearned premiums	(12,839,449)	2,001,935	(2,329,012)
Net premiums earned	101,353,181	95,605,333	91,310,144
Underwriting deductions
Net policy acquisition expenses	(21,159,319)	(22,762,489)	(22,923,009)
Net claims and claim adjustment expenses	(44,725,627)	(36,564,914)	(60,486,788)
Net underwriting results	35,468,235	36,277,930	7,900,347
General and administrative expenses
Net investment income
Share of loss from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Listing related expenses
Gain/Loss on foreign exchange
Profit (loss) before tax	35,468,235	36,277,930	7,900,347
Income tax
Profit for the year	35,468,235	36,277,930	7,900,347
Reinsurance [Member]
Underwriting revenues
Gross written premiums	17,985,942	17,819,553	17,652,460
Reinsurers' share of insurance premiums
Net written premiums	17,985,942	17,819,553	17,652,460
Net change in unearned premiums	(246,775)	(26,509)	(579,177)
Net premiums earned	17,739,167	17,793,044	17,073,283
Underwriting deductions
Net policy acquisition expenses	(2,996,001)	(3,050,180)	(2,616,447)
Net claims and claim adjustment expenses	(14,538,383)	(11,417,561)	(12,098,759)
Net underwriting results	204,783	3,325,303	2,358,077
General and administrative expenses
Net investment income
Share of loss from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Listing related expenses
Gain/Loss on foreign exchange
Profit (loss) before tax	204,783	3,325,303	2,358,077
Income tax
Profit for the year	204,783	3,325,303	2,358,077
Sub Total [Member]
Underwriting revenues
Gross written premiums	349,291,905	301,618,486	275,102,191
Reinsurers' share of insurance premiums	(97,139,370)	(98,188,088)	(114,334,750)
Net written premiums	252,152,535	203,430,398	160,767,441
Net change in unearned premiums	(36,609,639)	(20,120,779)	(14,034,657)
Net premiums earned	215,542,896	183,309,619	146,732,784
Underwriting deductions
Net policy acquisition expenses	(45,435,438)	(41,963,522)	(36,231,710)
Net claims and claim adjustment expenses	(118,063,488)	(85,287,501)	(86,930,537)
Net underwriting results	52,043,970	56,058,596	23,570,537
General and administrative expenses
Net investment income
Share of loss from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Listing related expenses
Gain/Loss on foreign exchange
Profit (loss) before tax	52,043,970	56,058,596	23,570,537
Income tax
Profit for the year	52,043,970	56,058,596	23,570,537
Corporate and Othe [Member]
Underwriting revenues
Gross written premiums
Reinsurers' share of insurance premiums
Net written premiums
Net change in unearned premiums
Net premiums earned
Underwriting deductions
Net policy acquisition expenses
Net claims and claim adjustment expenses
Net underwriting results
General and administrative expenses	(39,265,945)	(35,351,679)	(30,902,604)
Net investment income	13,374,076	10,310,296	12,564,842
Share of loss from associates	(376,104)	(885,673)	992,218
Impairment loss on insurance receivables	(628,887)	(472,124)	(1,214,456)
Other revenues	1,428,265	902,750	856,540
Other expenses	(2,194,666)	(1,586,281)	(1,466,042)
Listing related expenses	(4,831,976)
Gain/Loss on foreign exchange	5,704,249	(3,371,941)	2,615,883
Profit (loss) before tax	(26,790,988)	(30,454,652)	(16,553,619)
Income tax	(1,687,583)	(62,241)	14,422
Profit for the year	$ (28,478,571)	$ (30,516,893)	$ (16,539,197)